Remaining Unsatisfied Performance Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Remaining Unsatisfied Performance Obligations

19.	Remaining Unsatisfied Performance Obligations

Contract backlog (“Backlog”) in our industry is an economic measure of the total value of work remaining to be performed on projects that we have been awarded. Backlog consists of two components: (1) unearned revenue and (2) awarded but not started. Unearned revenue includes the revenue we expect to record in the future on in-progress contracts, including 100% of our consolidated joint venture contracts and our proportionate share of unconsolidated joint venture contracts. Contracts that are awarded, but not yet started, are included in backlog once a contract has been fully executed and/or we have received formal “Notice to Proceed” from the project owner.

Although contract backlog reflects business that we consider to be firm, deferrals, cancellations and/or scope adjustments may occur. Backlog is adjusted to reflect any known project cancellations, revisions to project scope and cost, foreign currency exchange fluctuations and project deferrals, as appropriate.

Fixed price contracts, particularly with federal, state and local government customers, are expected to continue to represent a majority of our total Backlog.

The following schedule shows a reconciliation of backlog representing the amount of revenue we expect to realize from work to be performed on contracts in progress and contracts not yet underway as of December 31, 2021, and December 31, 2020:

(Amounts in thousands)	Backlog
Balance: December 31, 2019	$2,283,716
New contracts, change orders, and adjustments	1,641,629
Gross backlog	3,925,345
Less: contract revenue recognized in 2020	(1,027,964)
Balance: December 31, 2020	$2,897,381
New contracts, change orders, and adjustments	592,393
Gross backlog	3,489,774
Less: contract revenue recognized in 2021	(1,271,201)
Balance December 31, 2021	$2,218,573

As of December 31, 2021, we expect to recognize our backlog into revenue for partially or wholly unsatisfied obligations on long-term contracts of approximately $1,205.3 million in 2022, $632.4 million in 2023, $278.7 million in 2024, $85.0 million in 2025, and $17.1 million in 2026 and thereafter.

Southland Holding Llc [Member]
Remaining Unsatisfied Performance Obligations

7.	Remaining Unsatisfied Performance Obligations

Contract backlog (“Backlog”) in our industry is an economic measure of the total value of work remaining to be performed on projects that we have been awarded. Backlog consists of two components: (1) unearned revenue and (2) awarded but not started. Unearned revenue includes the revenue we expect to record in the future on in-progress contracts, including 100% of our consolidated joint venture contracts and our proportionate share of unconsolidated joint venture contracts. Contracts that are awarded, but not yet started, are included in backlog once a contract has been fully executed and/or we have received formal “Notice to Proceed” from the project owner.

Although contract backlog reflects business that we consider to be firm, deferrals, cancellations and/or scope adjustments may occur. Backlog is adjusted to reflect any known project cancellations, revisions to project scope and cost, foreign currency exchange fluctuations and project deferrals, as appropriate.

Fixed price contracts, particularly with federal, state and local government customers, are expected to continue to represent a majority of our total Backlog.

The following schedule shows a reconciliation of backlog representing the amount of revenue we expect to realize from work to be performed on contracts in progress and contracts not yet underway as of December 31, 2021, and September 30, 2022:

(Amounts in thousands)	Backlog
Balance December 31, 2021	$2,218,573
New contracts, change orders, and adjustments	1,018,825
Gross backlog	3,237,398
Less: contract revenue recognized in 2022	(866,977)
Balance September 30, 2022	$2,370,421

As of September 30, 2022, we expect to recognize revenue on our backlog of $301.3 million for the remainder of 2022, $1,201.0 million during 2023, $552.4 million in 2024, $251.0 million in 2025, and $64.7 million in 2026 and thereafter.